Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government grants and other assistance benefits for salaries and wages	$ 6	$ 26	$ 64	$ 101
Government grants receivable	$ 8		$ 6	$ 25